Offerings	Mar. 06, 2026 USD ($) shares $ / shares Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	14.52
Maximum Aggregate Offering Price	$ 14,520,000
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 2,005.21
Offering Note	Pursuant to Rule 416 under the Securities Act, this Form S-8 registration statement to which this Exhibit 107 is attached (the “Registration Statement”) shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations, other capital adjustments or similar transactions.The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of common stock, $0.001 par value per share (the “Common Stock”), of Mitek Systems, Inc., a Delaware corporation, covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the NASDAQ Capital Market on February 27, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $14.52.Represents shares of Common Stock reserved approved for future issuance under the Mitek Systems, Inc. Amended and Restated Employee Stock Purchase Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,171,079
Proposed Maximum Offering Price per Unit | $ / shares	14.52
Maximum Aggregate Offering Price	$ 60,564,067.08
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 8,363.9
Offering Note	Pursuant to Rule 416 under the Securities Act, this Form S-8 registration statement to which this Exhibit 107 is attached (the “Registration Statement”) shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations, other capital adjustments or similar transactions.The proposed maximum offering price per share and proposed maximum aggregate offering price for the shares of common stock, $0.001 par value per share (the “Common Stock”), of Mitek Systems, Inc., a Delaware corporation, covered by this Registration Statement have been estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act based upon the average of the high and low prices of a share of Common Stock as reported on the NASDAQ Capital Market on February 27, 2026 (a date within five business days prior to the date of filing the Registration Statement), which was equal to $14.52.Represents shares of Common Stock reserved for awards available for future issuance under the Mitek Systems, Inc. Second Amended and Restated 2020 Incentive Plan.